OTHER ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER ACCRUED LIABILITIES.
Schedule of other accrued liabilities

	December 31,
	2022	2021
Retirement indemnities	2,153	2,382
Provision for warranty costs	162	252
Accruals for payroll and associated taxes	1,848	944
Conditional government advances	463	463
Value added tax payable	531	463
Advances received from customers	861	225
Provision for Asset Retirement Obligation (Japan)	101	109
Provision for employee termination indemnities (Korea)	122	97
Others	340	353
Total	6,583	5,289
Less non-current portion	(2,710)	(2,534)
Current portion	3,873	2,755

Schedule of Conditional advances

2023	18
2024	93
2025	93
2026	93
2027	86
2028 and thereafter	81
Total	463

Schedule of Changes in the provision for warranty costs

	2022	2021
Beginning of year	252	368
Amount used during the year	(202)	(225)
New warranty expenses	112	110
End of year	162	252
Less current portion	(100)	(206)
Long term portion	62	46